Notes Payable, Related Parties - Schedule of Future Maturities of Notes Payable, Related Parties (Details) (10K) - Notes Payable, Related Parties [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 1,674,400	$ 1,891,000
2020	757,549	720,473
2021	426,000	426,000
2022	426,000	426,000
Thereafter	308,500	339,500
Total	$ 3,592,449	$ 3,802,973